RELATED PARTIES TRANSACTIONS (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Total Due to	$ 733,843	$ 678,668
Dato Sri Warren Eu Hin Chai [Member]
Total Due to	$ 503,674	464,827
Purpose for due to related parties	Advance
Michael A. Zahorik [Member]
Total Due to	$ 30,307	30,307
Purpose for due to related parties	Advance
SKH Media Sdn. Bhd. [Member]
Total Due to	$ 17,398	15,939
Purpose for due to related parties	Advance
Creative Iconic Sdn. Bhd. [Member]
Total Due to	$ 182,464	$ 167,595
Purpose for due to related parties	Inventory Purchase